Long-Term Debt - 8.750% Senior Notes - Additional Information (Detail) - 8.750% Senior Notes Due April 15, 2019 - USD ($)			9 Months Ended
	Apr. 15, 2016	Apr. 04, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt instrument interest rate			8.75%	8.75%	8.75%
Debt instrument maturity date			Apr. 15, 2019
LRAI
Debt Instrument [Line Items]
Debt instrument face amount		$ 220,000,000
Debt instrument interest rate		8.75%
Debt instrument maturity date		Apr. 15, 2019
Net proceeds from offering		$ 212,000,000
Prepayment fee		$ 1,100,000
Prepayment fee percentage on principal balance		2.00%
Redemption price, percentage	101.00%